Taxes	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

(a)	Corporate Income Taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Japan

The Company and its subsidiary in Japan are mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 34.6%, 30.6% and 30.6% for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

Hong Kong

TLS is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000 for the fiscal years ended March 31, 2025, 2024, and 2023.

PRC

Qingzhiliangpin is incorporated in the PRC and is subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax Law of PRC, domestic enterprises and Foreign Investment Enterprises are subject to a unified 25% enterprise income tax rate. Qingzhiliangpin is recognized as small low-profit enterprises. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the taxable income not more than RMB3 million is subject to a reduced effective rate of 5%.

Malaysia

Reiwatakiya is incorporated in Malaysia, and is governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.

The United States

The Company’s subsidiaries in the United States are subject to the United States federal corporate income tax rate of 21%. The Company is also subject to state jurisdictions that have corporate tax rates ranging from 0% to 8.45% for the fiscal years ended March 31, 2025 and 2024.

Canada

The Company’s subsidiary in Canada is subject to the Canadian federal corporate income tax rate of 15% and provincial or territorial rates of 11.5%, which, in the aggregate, represent a statutory income tax rate of 26.5% for the fiscal years ended March 31, 2025 and 2024.

The income (loss) before tax were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Japan	$2,151,691	$5,104,640	$(7,503,560)
Hong Kong	2,492,326	3,011,218	(59,307)
PRC	212,317	(86,706)	239,733
Malaysia	(13,334)	(12,515)	(11,288)
United States	39,255	(19,559)	-
Canada	(127,004)	(61,368)	-
Income (loss) before tax	4,755,251	7,935,710	(7,334,422)

The components of the income tax provision (benefit) were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Current tax provision (benefit)
Japan	$(1,372,374)	$2,229,231	$(4,277,929)
Hong Kong	384,822	-	-
PRC	9,271	5,820	142,558
Malaysia	-	-	-
United States	38,492	-	-
Canada	11,634	-	-
	(928,155)	2,235,051	(4,135,371)
Deferred tax provision (benefit)
Japan	$(845,592)	$(1,778,320)	$4,849,771
Hong Kong	(30,278)	-	-
PRC	-	-	-
Malaysia	(22)	43	-
United States	(45,534)	-	-
Canada	(33,656)	-	-
	(955,082)	(1,778,277)	4,849,771
Income tax provisions (benefit)	$(1,883,237)	$456,774	$714,400

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the fiscal years ended March 31, 2025, 2024, and 2023, respectively:

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Japanese statutory income tax rate	34.6%	30.6%	30.6%
Non-deductible expenses	1.5%	2.0%	(1.2)%
Non-taxable income	(0.2)%	(1.8)%	-
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(3.4)%	2.6%	(1.6)%
Effect of change in tax rate	(7.6)%	-	-
Change in valuation allowance	(1.3)%	(5.4)%	(5.9)%
Effects of consumption tax examination (1)	(63.2)%	(22.2)%	(30.8)%
Others	-	-	(0.8)%
Effective tax rate	(39.6)%	5.8%	(9.7)%

(1)	This pertains to the tax effect resulted from income tax refund and additional and delinquent tax recovered of approximately $3.0 million during the fiscal years ended March 31, 2025, and additional consumption tax of approximately $0.6 million charged as well as inhabitant tax refund of approximately $2.0 million during the fiscal years ended March 31, 2024, which were based on final assessment due to the consumption tax examination (See note (c) - tax payable).

The Company’s deferred tax liabilities, net comprised of the following:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Allowance for credit losses	$347,123	$619,675
Accrued member rewards	12,394	15,511
Accrued employee bonus	5,260	18,146
Accrued asset retirement obligation	81,761	185,941
Accrued employee retirement pension	63,040	72,378
Change in fair value of warrant liabilities	531,816	-
Net operating loss carry-forwards	93,663	38,562
Total deferred tax assets	1,135,057	950,213
Valuation allowance	(15,354)	(79,062)
Total deferred tax assets, net	1,119,703	871,151
Deferred tax liabilities:
Change in fair value of warrant liabilities	-	(38,588)
Compensation receivable for consumption tax	(2,383,575)	(3,047,924)
Total deferred tax liabilities	(2,383,575)	(3,086,512)
Deferred tax liabilities, net	$(1,263,872)	$(2,215,361)

The Company’s movement of the valuation allowance were as follows:

	March 31, 2025	March 31, 2024
Beginning balance	$79,062	$597,777
Reduction	(63,083)	(430,385)
Disposal of a subsidiary	-	(82,732)
Foreign currency translation adjustments	(625)	(5,598)
Ending balance	$15,354	$79,062

As of March 31, 2024, the Company had a net operating loss carried forward from the entities in Hong Kong of $61,458. The Company utilized all of its net operating loss during the fiscal year ended March 31, 2025.

As of March 31, 2025 and 2024, the Company had a net operating loss carried forward of $216,831 and $58,218 from the entities in the United States, respectively, which can be offset against future taxable profit indefinitely.

As of March 31, 2025 and 2024, the Company had a net operating loss carried forward of $181,618 and $61,114 from the entities in Canada, respectively, which can be offset against future taxable profit indefinitely.

(b)	Consumption tax

In Japan, consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the consolidated statements of operations and comprehensive income (loss). The Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax, which is recorded as additional consumption tax payable due to tax examination in taxes payable on the balance sheets (See note (c) - tax payable).

(c)	Taxes payable

Taxes payable consisted of the following:

	March 31, 2025	March 31, 2024
Income tax payable	$255,932	$3,829,368
Additional consumption tax payable due to tax examination (1)	-	5,475,313
Consumption tax payable and others	93,739	52,801
Total taxes payable	$349,671	$9,357,482

(1)	Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounting to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the fiscal year ended March 31, 2024, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $0.2 million (¥30.0 million), and the amount was also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $5,475,313 as of March 31, 2024. As disclosed in Note 6 (2), the Company filed a request for review with the National Tax Tribunal on February 22, 2024, challenging the legality of the reassessment decision and the imposition of additional tax penalties issued by the Tokyo Regional Taxation Bureau. On February 13, 2025, the Company received a ruling from the National Tax Tribunal, dated February 12, 2025, which upheld the Company’s request and annulled the disposition. The Company adjusted its additional consumption tax amount and resulted in a consumption tax receivable of $1,356,687 as of March 31, 2025.